Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data
Unaudited Quarterly Financial Data
The following table presents the unaudited quarterly financial data. This information has been prepared on a basis consistent with that of the audited consolidated financial statements and all necessary material adjustments, consisting of normal recurring accruals and adjustments, have been included to present fairly the unaudited quarterly financial data. The quarterly results of operations for these periods are not necessarily indicative of future results of operations. The per share calculations for each of the quarters are based on the weighted average number of shares for each period; therefore, the sum of the quarters may not necessarily be equal to the full year per share amount.

(in thousands)	December 31, 2015 (1)	September 30, 2015 (2)	June 30, 2015	March 31, 2015 (3)
Total revenues	$199,531	$184,830	$180,757	$162,860
Gross profit	67,598	64,750	59,025	49,363
Operating income	16,397	14,628	14,119	4,774
Income (loss) from continuing operations	1,839	10,009	18,467	(21,324)
Income from discontinued operations	(2,098)	4,934	8,108	(3,963)
Gain (loss) on sale of discontinued operations, net of income tax	(1,277)	151,075	—	—
Net income (loss) attributable to Holdings	$(2,217)	$164,500	$24,457	$(24,902)

Basic and fully diluted income (loss) per share attributable to Holdings:
Continuing operations	$(0.37)	$0.14	$0.28	$0.42
Discontinued operations	(0.02)	2.87	0.12	0.05
Basic and fully diluted income (loss) per share attributable to Holdings	$(0.39)	$3.01	$0.40	$0.47

(1) The Company accrued an additional $1.3 million during the three months ended December 31, 2015 related to the expected working capital settlement for the sale of CamelBak.

(2) During the three months ended September 30, 2015, the Company sold their Camelbak operating segment and entered into a sale of their American Furniture operating segment (the sale was finalized on October 5, 2015) for a net gain on sale of approximately $151.1 million. The Company also purchased Manitoba Harvest for a purchase price of approximately $102.7 million - refer to "Note C - Acquisition of Businesses".

(in thousands)	December 31, 2014 (1)	September 30, 2014 (2)	June 30, 2014 (3)	March 31, 2014
Total revenues	$178,049	$123,659	$178,850	$156,117
Gross profit	51,772	42,374	58,536	52,335
Operating income	1,103	5,910	14,391	10,488
Income from continuing operations	3,943	258,579	6,376	1,179
Income from discontinued operations	4,990	3,951	5,943	6,194
Net income attributable to Holdings	7,359	261,098	5,719	4,659

Basic and fully diluted income (loss) per share attributable to Holdings:
Continuing operations	$0.04	$5.06	$(0.01)	$(0.04)
Discontinued operations	0.10	0.09	0.12	0.12
Basic and fully diluted income per share attributable to Holdings	$0.14	$5.15	$0.11	$0.08

(1) During the three months ended December 31, 2014, the Company acquired Sterno Products for a purchase price of approximately $160 million - refer to "Note C - Acquisition of Businesses". Additionally, the Company completed a secondary offering of 6,000,000 Trust Shares at an offering price of $17.50 per share, resulting in net proceeds of $99.9 million.

(2) During the three months ended September 30, 2014, the Company sold 4,466,569 shares of FOX common stock, and received net proceeds from the sale of approximately$65.5 million. As a result of the sale of the shares by the Company in the FOX Secondary Offering, the Company's ownership interest in FOX decreased to approximately 41%, which resulted in the deconsolidation of the FOX operating segment in the Company's consolidated financial statements effective as of the date of the FOX Secondary Offering - refer to "Note B - Summary of Significant Accounting Policies". Additionally, the Company closed on the acquisition of all the issued and outstanding capital stock of Clean Earth Holdings, Inc. for a purchase price of approximately $251.4 million - refer to "Note C- Acquisition of Businesses".

(3) During the three months ended June 30, 2014, the Company obtained a $725 million credit facility from a group of lenders - refer to "Note J - Debt".

Discontinued Operations

During the quarter ended September 30, 2015, the Company sold its CamelBak and American Furniture operating segments and thus reclassified the historical operation of both segments to discontinued operations. Additionally, subsequent to December 31, 2015, the Company sold its Tridien operating segment and reclassified the historical operations of Tridien to discontinued operations. The following summarizes the results of CamelBak, American Furniture and Tridien that were reclassified to income from discontinued operations for the quarterly periods during 2015 and 2014.

(in thousands)	December 31, 2015	September 30, 2015	June 30, 2015	March 31, 2015
Total revenue	18.555	$87,812	$103,970	$94,411
Gross Profit	1.509	19,257	26,936	22,553
Operating income	(2.201)	6,131	9,838	(2,664)
Income from discontinued operations, net of tax	(2,098)	4,934	8,108	(3,963)

(in thousands)	December 31, 2014	September 30, 2014	June 30, 2014	March 31, 2014
Total revenue	$85,979	$79,481	$90,234	$89,931
Gross Profit	20,953	19,676	24,006	24,017
Operating income	4,979	3,810	7,370	7,607
Income from discontinued operations, net of tax	4,990	3,951	5,943	6,194